Long-term debt	12 Months Ended
Dec. 31, 2023
Long-term debt [Abstract]
Long-term debt
10.	Long-term debt

	As of December 31,
	2023	2022
Current liabilities:
Current portion of secured bank loans	$1,866,499,269	$3,704,429,770
Unsecured bank loans	64,827,258	19,958,980
Interest	108,029,151	71,398,277

Total current liabilities	$2,039,355,678	$3,795,787,027

Non-current liabilities:
Secured bank loan	$4,641,315,619	$338,735,900
Unsecured bank loans	2,001,517	1,428,652,077

Total non-current liabilities	$4,643,317,136	$1,767,387,977

The secured bank loans are secured over land and construction in process with a carrying amount of $15,922,158,231 and $15,200,566,623 as of December 31, 2023 and 2022, respectively (see Note 7 and Note 8 Security).

Information about the Group’s exposure to interest rate, foreign currency and liquidity risks is included in Note 13.

Terms and repayment schedule

					As of December 31,
	Currency	Nominal interest rate 2023	Nominal interest rate 2022	Maturity	2023	2022
Fideicomiso Murano 2000 CIB/3001 (subsidiary of Murano World):
Banco Nacional de Comercio Exterior S.N.C. Institución de Banca de Desarrollo (“Bancomext”) (1)	USD	SOFR + 4.0116%	SOFR + 4.0116%	2033	$1,013,610,000	$1,161,690,000
Caixabank, S.A. Institución de Banca Múltiple (“Caixabank”) (1)	USD	SOFR + 4.0116%	SOFR + 4.0116%	2033	1,013,610,000	1,161,690,000
Sabadell, S.A. Institución de Banca Múltiple (“Sabadell”) (1)	USD	SOFR + 4.0116%	SOFR + 4.0116%	2033	844,675,000	774,460,000
Nacional Financiera, Sociedad Nacional de Crédito, Institución de Banca de Desarrollo (“NAFIN”) (1)	USD	SOFR + 4.0116%	SOFR + 4.0116%	2033	1,010,419,654	580,845,000
Bancomext (2)	MXN	TIIE 91 + 2.75%	TIIE 91 + 2.75%	See (2)	54,441,003	36,860,326
Cost to obtain loans and commissions					(46,187,476)	(36,375,839)
Total loans Fideicomiso Murano 2000					3,890,568,181	3,679,169,487

Inmobiliaria Insurgentes 421:
Bancomext (3)	USD	SOFR + 3.5%	SOFR + 3.5%	2037	1,687,477,257	1,429,380,028
Cost to obtain loans and commissions					(18,383,126)	(10,899,869)
Total loans Inmobiliaria Insurgentes 421					1,669,094,131	1,418,480,159

Murano World:
Exitus Capital S.A.P.I de C. V. ENR (“Exitus Capital”) (4)	USD	15.00%	15.00%	2025	253,402,500	290,422,500
Exitus Capital (11)	USD	15.00%	N/A	2025	14,862,566	-
Exitus Capital (5)	MXN	TIIE 28 + 12.55	TIIE 28 + 12.55	2024	-	73,573,683
Exitus Capital (6)	USD	15.00%	N/A	2025	18,391,571	-
Fínamo (7)	MXN	15.76%	N/A	2027	364,390,142	-
ALG (8)	USD	10%	N/A	2030	337,870,000	-
Santander International (9)	USD	Best Rate+0.80%	N/A	2025	25,335,608	-
Cost to obtain loans and commissions					(11,658,806)	-
Total loans Murano World					1,002,593,581	363,996,183

Edificaciones BVG:
Exitus Capital (10)					12,387,770	30,130,898
Total Edificaciones BVG					12,387,770	30,130,898

Accrued interest payable					108,029,151	71,398,277
Total debt					6,682,672,814	5,563,175,004

Current installments					2,039,355,678	3,795,787,027

Long-term debt, excluding current installments					$4,643,317,136	$1,767,387,977

(1)
Syndicated secured mortgage loan for up to U.S.$160,000,000. Operadora GIC I is jointly liable for this loan as well as Murano World. On July 11, 2022 NAFIN joined to the loan under the same terms as the other lenders, granting U.S.$34,811,150 to Fideicomiso 2000. On August 24, 2023 the Group restructured the related syndicated loan to increase the credit line by U.S.$45,000,000, NAFIN is funding U.S.$35,000,000 and Sabadell is funding the other U.S.$10,000,000 to Fideicomiso Murano 2000.

(2)
Secured loan under a credit line up to U.S. $31,480,000 to finance VAT receivable with a 36-month maturity or early on collection of such VAT receivables from Mexican Authorities, with unpaid balances, if any, after 36 months payable in 18 months. On December 18, 2023 the Company and the lender extended the maturity period of this loan to December 2024.

(3)
On October 18, 2018, Inmobiliaria Insurgentes 421 obtained a U.S.$49,753,000 unsecured loan. This loan was renegotiated to  U.S.$7,500,000 on October 10, 2022, with this loan, the Group repaid fully the first loan, including interest. This loan is secured by the Insurgentes Complex with OHI421 and OHI421 Premium jointly liable. In May 2023, the Group restructured this loan with an increase of U.S.$25,000,000 giving a total credit line of U.S.$100,000,000.

(4)	Syndicated secured mortgage loan for U.S.$30,000,000 with the major shareholders as joint obligors.

(5)	Syndicated secured mortgage loan for $200,000,000 with the major shareholders as joint obligors. On August 24 and September 14, 2023, the Group paid the outstanding balances of this loan.

(6)	Loan agreement for U.S.$2,500,000 with the major shareholders as joint obligors. As of December 31, 2023, the total amount drawn is $18,391,571 (U.S. $1,088,677).

(7)
Sale and lease back agreement signed with Fínamo signed on February 2023 with a 48-month termination period. The Group signed a new sale and lease back agreement for $60,000,000 in October and November 2023.

(8)	Loan to purchase and development of the beach club, which guarantees this loan in second place and at first the syndicated loan described in number (1) above.

(9)	Revolving loan with “Best rate” interest for preferred clients.

(10)	Sale and lease back agreement signed with Exitus Capital in December 2019 with a 36-month termination period.

(11)	Loan agreement for U.S.$972,300 signed on June 26, 2023.

The loan agreements referred to above include covenants and restrictions that require, among other things, to provide quarterly and annually the lenders with the Company’s internal financial statements and compliance with certain ratios. Noncompliance with such requirements constitutes an event of default under which the respective loan may become immediately due and payable.

As of December 31, 2023, the Group complied with all terms and covenants included in the loan agreements, except for the following:

Inmobiliaria Insurgentes I421

As of December 31, 2023, the additional debt service reserve fund of the Bancomext loan was not fully funded, the Group requested a waiver from the lender in connection with the funding obligations of the debt service reserve funds. As described in note 18, on April 4, 2024, the Group obtained an event of default waiver provided by Bancomext which cured the situation, so the lender will not call the debt. The Group classified the outstanding balance of this loan as a current liability as of December 31, 2023 due to the waiver being obtained after year-end.

Fideicomiso Murano 2000 CIB/3001 (subsidiary of Murano World)

The Group anticipated that it might not have the debt service reserve account fully funded as of December 31, 2023 and requested a waiver from the lenders, such waiver was received on December 29, 2023 as a consequence the breach was cured as of December 31, 2023.

As of December 31, 2022, the Group complied with all terms and covenants included in the loan agreements, except for the following:

Fideicomiso Murano 2000 CIB/3001 (subsidiary of Murano World)

Under the syndicated loan agreement with Bancomext, Caixabank, Sabadell and NAFIN, the Group must maintain an interest reserve fund equivalent to a minimum of one quarterly interest payment, as of December 31, 2022, the Group did not have such reserve fully funded. The lender did not request accelerated repayment of the loan and the terms of the loan were not changed. Management has reviewed the Group’s settlement procedures to ensure that such circumstances do not recur. As a result, on January 6, 2023 the Group refunded the outstanding amount to be in compliance with such covenant. As described in Note 10, on August 24, 2023, the Group restructured the syndicated loan to increase the credit line by U.S.$45,000,000 and included a statement recognizing that there are no early termination causes, providing comfort that the lenders will not call the debt.

Guarantee deposits

As part of the agreements with Fínamo, see numeral (7) above, the Group provided several guarantee deposits, totalling $14,769,966 as of December 31, 2023.

Reconciliation of movements of liabilities to cash flows arising from financing activities

Long-term debt

Balances as of January 1, 2023	$5,563,175,004
Payments	(272,136,923)
Interest paid	(286,015,329)
Interest paid and capitalized (see note 7)	(275,133,471)
Proceeds from loans	2,116,176,076
Accrued interest	601,125,111
Amortization of cost to obtain loans and commissions	8,106,066
Costs to obtain loans and commissions	(37,075,869)
Total changes from financing cash flows	7,418,220,665

Effect on changes in foreign exchange rates	(735,547,851)

Balances as of December 31, 2023	$6,682,672,814

Long-term debt

Balances as of January 1, 2022	$3,795,309,906
Payments	(220,572,529)
Interest paid and capitalized (see note 7)	(247,025,739)
Proceeds from loans	2,237,181,037
Accrued interest	289,735,943
Amortization of cost to obtain loans and commissions	3,884,065
Costs to obtain loans and commissions	(19,249,547)
Total changes from financing cash flows	5,839,263,136

Effect on changes in foreign exchange rates	(276,088,132)

Balances as of December 31, 2022	$5,563,175,004